Risks Arising from Financial Instruments - Summary of Floating Rate Debt after Hedging (Detail)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Brazilian Real [member]
Disclosure of detailed information about hedging instruments [line items]
Interest rate	4.18%	2.09%
Volatility rates in %	29.58%	16.77%
Euro [member]
Disclosure of detailed information about hedging instruments [line items]
Volatility rates in %	5.87%	16.83%
US Dollar [member]
Disclosure of detailed information about hedging instruments [line items]
Interest rate	0.15%	0.24%
Volatility rates in %	11.00%	58.30%
Bottom of range [member] | Brazilian Real [member]
Disclosure of detailed information about hedging instruments [line items]
Possible interest rate 2	2.95%	1.74%
Bottom of range [member] | US Dollar [member]
Disclosure of detailed information about hedging instruments [line items]
Possible interest rate 2	0.13%	0.10%
Top of range [member] | Brazilian Real [member]
Disclosure of detailed information about hedging instruments [line items]
Possible interest rate 2	5.42%	2.44%
Top of range [member] | US Dollar [member]
Disclosure of detailed information about hedging instruments [line items]
Possible interest rate 2	0.16%	0.38%